BLACKROCK FUNDSSM

BlackRock Tactical Opportunities Fund

(the “Fund”)

Supplement dated May 3, 2017 to the Fund’s Prospectus dated January 27, 2017

Effective immediately, the following changes are made to the Fund’s Prospectus:

The table in the section entitled “Fund Overview — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2006	Managing Director of BlackRock, Inc.
Thomas Becker	2016	Director of BlackRock, Inc.
Michael Pensky	2016	Vice President of BlackRock, Inc.
Richard Murrall	2017	Vice President of BlackRock, Inc.

The section entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND

The Fund is managed by a team of financial professionals. Philip Green, Thomas Becker, Michael Pensky and Richard Murrall are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The table in the section entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Philip Green	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Thomas Becker	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2015; Vice President of BlackRock, Inc. from 2012 to 2015; Associate of BlackRock, Inc. from 2010 to 2011.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Michael Pensky	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Vice President of BlackRock, Inc. since 2016; Associate of BlackRock, Inc. from 2012 to 2015.
Richard Murrall	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Vice President of BlackRock, Inc. since 2016; Associate of BlackRock, Inc. from 2013 to 2015; Analyst of BlackRock, Inc. from 2010 to 2012.

Shareholders should retain this Supplement for future reference.

PRO-TO-0517SUP

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